Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Sep. 01, 2017
Nationwide Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NATIONWIDE LONG/SHORT EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 13 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 61 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund has adopted the historical performance of the Logan Capital Long/Short Fund, a former series of Advisors Series Trust (the “Predecessor Fund”). During the most recent fiscal year of the Predecessor Fund (April 30, 2017), the portfolio turnover rate was 35% of the average value of its portfolio. See the section entitled “Performance” for more information about the Predecessor Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” is based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing equity securities believed by the Fund’s subadviser to be undervalued and selling short equity securities believed by the subadviser to be overvalued. A short sale is the sale by the Fund of a security which it does not own but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. These securities are primarily traded on U.S. securities exchanges. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging market countries. Emerging market countries typically are developing and low- or middle-income countries, and include certain countries located in Latin America, Asia, Africa, the Middle East and Eastern Europe. For purposes of this 20% limitation, “total assets” includes the proceeds of securities sold short. Additionally, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by law, primarily in connection with the Fund’s short portfolio, as further described below.

The Fund’s long portfolio’s (i.e., those securities that the Fund owns outright) core strategy is to invest in a combination of large-cap stocks of companies that the subadviser believes are financially sound and which have high dividend yields (i.e., value stocks), and large-cap stocks of companies that the subadviser believes have higher than average growth earnings (i.e., growth stocks). The Fund’s overall strategy seeks to deliver competitive risk-adjusted returns or “alpha,” a risk adjusted measure of an investment’s performance. The aggregate value of the Fund’s long portfolio will generally exceed the aggregate value of the Fund’s short portfolio; however, the Fund seeks to maintain at least some short exposure at all times. The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between 50% and 100%. The Fund may engage in frequent and active trading of its portfolio securities.

The Fund’s use of short sales will create investment leverage in the Fund’s portfolio. It is possible that the Fund will lose money both on its long investments and its short investments at the same time. To the extent the Fund uses the proceeds from short sales to purchase securities for the long portfolio, the degree of leverage may be magnified.

In seeking growth stocks for the Fund’s long portfolio, the subadviser employs a “bottom-up” investment process that focuses on superior stock selection, investing in stocks based on their individual attributes, regardless of broader national or economic factors. The subadviser then utilizes a three-component process that includes “top-down” macroeconomic analysis, fundamental research and technical analysis. “Top-down” analysis involves first looking at trends in the general economy, followed by selecting industries, and then companies within such industries, that may benefit from those trends. With respect to value stocks, the subadviser seeks financially stable, high dividend-yielding companies, and screens from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage and price volatility. The remaining companies are then further refined to include those companies with the highest dividend yield, subject to diversification among industry sectors as appropriate to manage risk. The subadviser may sell a position when it no longer qualifies for purchase under its buy discipline.

		The Fund’s short positions (i.e., those securities that the Fund has sold short) generally range between 1% and 50% of the value of the Fund’s net assets. The subadviser’s short investment approach involves a disciplined, methodical search for overvalued companies. The subadviser generally applies a proprietary screening process which includes criteria such as deteriorating working capital, decelerating sales growth, negative sales surprises, and negative earnings and sales estimate revisions by Wall Street analysts. Once the subadviser has established companies which meet its initial criteria, the subadviser next scrutinizes the quality of earnings, issuer proxy statements (background of directors and management, director or accountant resignations, litigation and related transactions), the balance sheet and footnotes (accounts receivable, inventories, other current assets, reserve levels, changes in amortization or depreciation schedules and off-balance sheet liabilities), and the income and cash-flow statements (margin trends, one-time gains or losses and tax rates). Additionally, the subadviser considers the time horizon likely to be required for positions to become profitable. Accordingly, the subadviser seeks to identify so-called “catalysts”, i.e., particular anticipated events or circumstances that are likely to accelerate the time frame in which the key flaw in the issuer will be reflected in its stock price. By emphasizing catalysts, the subadviser seeks to avoid potential short situations that would require extensive holding periods and their attendant increased costs and risks. The subadviser seeks to reduce, cover or close positions if the analytical basis for the original investment decision has become questionable or if there are other developments that create a lack of continuing analytic confidence in the position. In addition to selling individual securities short based on whether the subadviser believes them to be overvalued, the subadviser may also sell shares of ETFs short in response to broader stock market movements.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Equity securities risk – the prices of stocks are subject to considerable fluctuation. Price changes may occur in the relevant markets as a whole, or they may occur only to the stocks of a particular company, industry or sector of the relevant market. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of growth or price declines.

Short sales risk – the Fund will incur a loss from a short sale if the value of the security sold short increases after the Fund has entered into the short position. Short sales generally involve a form of leverage, which can exaggerate the Fund’s losses. The Fund may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short sale will be offset in whole or in part by the transaction costs associated with the short sale.

Leverage risk – leverage is investment exposure that exceeds the initial amount invested. Leverage can cause the Fund to lose more than the principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

Long/short strategy risk – in situations where the Fund takes a long position (i.e., owns a stock outright), the Fund will lose money if the price of the stock declines. In situations where the Fund sells equity securities short, the Fund will lose money if the price of the stock increases.

Management risk – the Fund is an actively managed portfolio. The subadviser’s management practices and investment strategies might not produce the desired results. The subadviser may be incorrect in its assessment of a stock’s appreciation or depreciation potential.

Exchange-traded funds risk – when the Fund invests in an ETF, you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

Growth style risk – growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may at times be out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The price of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never develop fully. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in governmental policies. Certain emerging markets also may face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.

		Loss of money is a risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The returns presented for the Fund reflect the performance of the Predecessor Fund. The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on December 11, 2017. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

		The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Predecessor Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges are applicable, the annual total returns would be lower than those shown. The table compares the Predecessor Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Predecessor Fund’s annual total returns have varied from year to year.

		The table compares the Predecessor Fund’s average annual total returns to the returns of a broad-based securities index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class A shares had not commenced operations as of the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-848-0920
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nationwide.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Service Class Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect the impact of sales charges. If sales charges are applicable, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 9.58% – 4th qtr. 2013 Lowest Quarter: -3.53% – 2nd qtr. 2013 Year-to-date total return as of September 30, 2017: 11.10%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2016
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares has been adjusted to reflect differences in sales charges, as well as to reflect the higher expenses of Class A shares than those of the Predecessor Fund’s Investor Class shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for Institutional Service Class shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After tax returns are shown for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

		Historical performance for Institutional Service Class and Class R6 shares is based on the previous performance of Investor Class and Institutional Class shares, respectively, of the Predecessor Fund. Class A shares had not commenced operations as of the date of this Prospectus. Pre-inception historical performance for Class A shares is based on the previous performance of Investor Class shares of the Predecessor Fund. Performance for Class A shares has been adjusted to reflect differences in sales charges, as well as to reflect the higher expenses of Class A shares than those of the Predecessor Fund’s Investor Class shares.
Nationwide Long/Short Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends and Interest on Short Sales	rr_Component1OtherExpensesOverAssets	1.11%	[1]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.11%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	2.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.85%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	3.38%
1 Year	rr_ExpenseExampleYear01	$ 896
3 Years	rr_ExpenseExampleYear03	$ 1,597
1 Year	rr_AverageAnnualReturnYear01	(5.41%)
Since Inception	rr_AverageAnnualReturnSinceInception
Since Inception	nmf_AverageAnnualReturnSinceInceptionTwo	3.89%
Inception Date	nmf_AverageAnnualReturnInceptionDateTwo	Sep. 28, 2012	[3]
Nationwide Long/Short Equity Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends and Interest on Short Sales	rr_Component1OtherExpensesOverAssets	1.11%	[1]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.86%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.35%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.88%
1 Year	rr_ExpenseExampleYear01	$ 291
3 Years	rr_ExpenseExampleYear03	$ 938
1 Year	rr_AverageAnnualReturnYear01	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015	[4]
Since Inception	nmf_AverageAnnualReturnSinceInceptionTwo
Nationwide Long/Short Equity Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends and Interest on Short Sales	rr_Component1OtherExpensesOverAssets	1.11%	[1]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.96%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	2.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.45%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.98%
1 Year	rr_ExpenseExampleYear01	$ 301
3 Years	rr_ExpenseExampleYear03	$ 968
2013	rr_AnnualReturn2013	14.49%
2014	rr_AnnualReturn2014	8.13%
2015	rr_AnnualReturn2015	4.52%
2016	rr_AnnualReturn2016	0.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.53%)
1 Year	rr_AverageAnnualReturnYear01	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception
Since Inception	nmf_AverageAnnualReturnSinceInceptionTwo	5.52%
Inception Date	nmf_AverageAnnualReturnInceptionDateTwo	Sep. 28, 2012	[3]
Nationwide Long/Short Equity Fund | After Taxes on Distributions | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.30%
Since Inception	rr_AverageAnnualReturnSinceInception
Since Inception	nmf_AverageAnnualReturnSinceInceptionTwo	5.30%
Inception Date	nmf_AverageAnnualReturnInceptionDateTwo	Sep. 28, 2012	[3]
Nationwide Long/Short Equity Fund | After Taxes on Distributions and Sales of Shares | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.45%
Since Inception	rr_AverageAnnualReturnSinceInception
Since Inception	nmf_AverageAnnualReturnSinceInceptionTwo	4.26%
Inception Date	nmf_AverageAnnualReturnInceptionDateTwo	Sep. 28, 2012	[3]
Nationwide Long/Short Equity Fund | S&P 500 Index (The Index does not pay sales charges, fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	11.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015	[4]
Since Inception	nmf_AverageAnnualReturnSinceInceptionTwo	13.30%
Inception Date	nmf_AverageAnnualReturnInceptionDateTwo	Sep. 28, 2012	[3]

[1]	“Other Expenses” is based on estimated amounts for the current fiscal year.
[2]	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 1.74% until at least December 31, 2019. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
[3]	Inception date of Predecessor Fund Investor Class.
[4]	Inception date of Predecessor Fund Institutional Class.